Properties (Details) (CAD) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Schedule of Property, Plant, and Equipment [Line Items]
Cost	39,709		36,806
Accumulated depreciation	11,195		10,579
Net	28,514		26,227
Schedule Of Capital Leases [Line Items]
Cost	1,442		1,610
Accumulated depreciation	407		459
Net	1,035		1,151
Capital Leases Lessee Balance Sheet Assets By Major Class Track And Roadway [Member]
Schedule Of Capital Leases [Line Items]
Cost	417	[1]	417	[1]
Accumulated depreciation	63		58
Net	354		359
Capital Leases Lessee Balance Sheet Assets By Major Class Rolling Stock [Member]
Schedule Of Capital Leases [Line Items]
Cost	808		982
Accumulated depreciation	292		358
Net	516		624
Capital Leases Lessee Balance Sheet Assets By Major Class Buildings [Member]
Schedule Of Capital Leases [Line Items]
Cost	109		109
Accumulated depreciation	23		21
Net	86		88
Capital Leases Lessee Balance Sheet Assets By Major Class Information Technology [Member]
Schedule Of Capital Leases [Line Items]
Cost	0		0
Accumulated depreciation	0		0
Net	0		0
Capital Leases Lessee Balance Sheet Assets By Major Class Other Property Plant And Equipment [Member]
Schedule Of Capital Leases [Line Items]
Cost	108		102
Accumulated depreciation	29		22
Net	79		80
Track And Roadway [Member]
Schedule of Property, Plant, and Equipment [Line Items]
Annual rate (in hundredths)	2.00%
Cost	29,995	[2]	27,833	[2]
Accumulated depreciation	7,332		7,103
Net	22,663		20,730
Rolling Stock [Member]
Schedule of Property, Plant, and Equipment [Line Items]
Annual rate (in hundredths)	5.00%
Cost	5,552		5,193
Accumulated depreciation	2,107		1,894
Net	3,445		3,299
Buildings [Member]
Schedule of Property, Plant, and Equipment [Line Items]
Annual rate (in hundredths)	2.00%
Cost	1,545		1,392
Accumulated depreciation	560		521
Net	985		871
Information technology [Member]
Schedule of Property, Plant, and Equipment [Line Items]
Annual rate (in hundredths)	11.00%
Cost	1,068	[3]	1,000	[3]
Accumulated depreciation	492		455
Net	576		545
Other [Member]
Schedule of Property, Plant, and Equipment [Line Items]
Annual rate (in hundredths)	5.00%
Cost	1,549		1,388
Accumulated depreciation	704		606
Net	845		782

[1]	Includes $108 million of right-of-way access in both years.
[2]	Includes $2,079 million and $1,911 million of land as at December 31, 2014 and December 31, 2013, respectively.
[3]	The Company capitalized $102 million in 2014 and $85 million in 2013 of internally developed software costs pursuant to FASB ASC 350-40, “Intangibles – Goodwill and Other, Internal – Use Software.”